INTANGIBLE ASSETS AND GOODWILL (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Customer Relationships [Member]
Statement [Line Items]
Intangible Assets And Goodwill	$ 1.5
Description Of Amortization	118 month of remaining amortization period
Patents and developed technology [member]
Statement [Line Items]
Intangible Assets And Goodwill	$ 4.3
Description Of Amortization	106 months of remaining amortization period
Non-compete agreements [Member]
Statement [Line Items]
Intangible Assets And Goodwill	$ 1.1
Description Of Amortization	34 months of remaining amortization period
Trademarks and Brands [member]
Statement [Line Items]
Intangible Assets And Goodwill	$ 2.1
Description Of Amortization	94 months of remaining amortization period